CONTRACT LIABILITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
CONTRACT LIABILITIES [abstract]
Contract liabilities	¥ 2,231		¥ 2,036
-Current	2,231	$ 320	¥ 2,036
Contract liability recognized as revenue	¥ 477